Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Cash and cash equivalents	$ 1,050,106,223	¥ 6,832,306,121	¥ 785,769,977
Allowance for loan principal and financing service fee receivables, current	79,807,879	519,254,006	103,624,704
Short-term loan principal and financing service fee receivables, net deferred origination costs, from consolidated trust	0	0	100,598
Allowance for finance lease receivable net current	0	0	0
Finance lease receivable unearned revenue current	92,911	604,504	0
Short-term amounts due from related parties, from consolidated trusts	84,720,167	551,214,823	585,905,707
Allowance for the receivables from suppliers, current	1,817,134	11,822,819	11,822,819
Other current assets, net of allowance	74,135,986	482,350,979	300,276,624
Allowance of long-term loan principal and financing service fee receivables	0	0	1,489,035
Allowance for finance lease receivable, non-current	0	0	0
Finance lease receivable unearned revenue non-current	923,108	6,006,018	0
Short-term borrowings of the consolidated VIE without recourse to the Company	1,226,413,556	7,979,414,522	4,183,230,858
Accrued expenses and other current liabilities of the consolidated VIE without recourse to the Company	48,521,095	315,692,795	215,664,919
Short-term amounts due to related parties of the consolidated VIE without recourse to the Company	110,594,814	719,563,038	20,473,187
Guarantee liabilities of the consolidated VIE without recourse to the Company	7,220,897	46,981,325	6,207,812
Income tax payable of the consolidated VIE without recourse to the Company	41,248,201	268,373,167	102,380,663
Long-term borrowings of the consolidated VIE without recourse to the Company	$ 78,389,239	510,023,905	¥ 76,052,124
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized			577,539,514
Common stock, shares issued			79,305,191
Common stock, shares outstanding			79,305,191
Variable Interest Entity [Member]
Short-term borrowings of the consolidated VIE without recourse to the Company	$ 1,226,413,556	7,979,414,522	¥ 4,183,230,858
Accrued expenses and other current liabilities of the consolidated VIE without recourse to the Company	45,178,686	293,946,084	158,764,424
Short-term amounts due to related parties of the consolidated VIE without recourse to the Company	125,303,580	815,262,682	19,605,313
Guarantee liabilities of the consolidated VIE without recourse to the Company	7,220,897	46,981,325	6,207,812
Income tax payable of the consolidated VIE without recourse to the Company	41,313,483	268,797,914	102,380,663
Long-term borrowings of the consolidated VIE without recourse to the Company	$ 78,389,239	¥ 510,023,905	¥ 76,052,124
Series A-1 Convertible Preferred Shares [Member]
Mezzanine equity, shares authorized			2,616,641
Mezzanine equity, shares outstanding			2,616,641
Series A-2 Convertible Preferred Shares [Member]
Mezzanine equity, shares authorized			4,779,796
Mezzanine equity, shares outstanding			4,779,796
Series B-1 Convertible Preferred Shares [Member]
Mezzanine equity, shares authorized			38,487,004
Mezzanine equity, shares outstanding			38,487,004
Series B-2 Convertible Preferred Shares [Member]
Mezzanine equity, shares authorized			5,233,281
Mezzanine equity, shares outstanding			5,233,281
Series B-3 Convertible Preferred Shares [Member]
Mezzanine equity, shares authorized			31,865,304
Mezzanine equity, shares outstanding			31,865,304
Series C-1 Convertible Preferred Shares [Member]
Mezzanine equity, shares authorized			37,720,709
Mezzanine equity, shares outstanding			37,720,709
Series C-2 Convertible Preferred Shares [Member]
Mezzanine equity, shares authorized			19,469,603
Mezzanine equity, shares outstanding			19,469,603
Series C-3 Convertible Preferred Shares [Member]
Mezzanine equity, shares authorized			13,391,793
Mezzanine equity, shares outstanding			13,391,793
Series C-4 Convertible Preferred Shares [Member]
Mezzanine equity, shares authorized			10,823,841
Mezzanine equity, shares outstanding			10,823,841
Series C-5 Convertible Preferred Shares [Member]
Mezzanine equity, shares authorized			58,072,514
Mezzanine equity, shares outstanding			58,072,514
Class A Voting Ordinary Shares [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	656,508,828	656,508,828	0
Common stock, shares issued	262,347,283	262,347,283	0
Common stock, shares outstanding	262,347,283	262,347,283	0
Class B Voting Ordinary Shares [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	63,491,172	63,491,172	0
Common stock, shares issued	63,491,172	63,491,172	0
Common stock, shares outstanding	63,491,172	63,491,172	0
Consolidated Trusts [Member]
Cash and cash equivalents	$ 66,854,738	¥ 434,976,983	¥ 431,482,823
Short-term loan principal and financing service fee receivables, from consolidated trust	857,965,054	5,582,178,034	1,003,015,844
Short-term amounts due from related parties, from consolidated trusts	73,226,144	476,431,262	122,572,747
Other current assets, net of allowance	$ 12,852,689	¥ 83,623,450	¥ 826,849